Long-Term Debt, net - Maturities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Scheduled maturities of long-term debt
June 30, 2026	$ 37,660
June 30, 2027	104,860
June 30, 2028	306,826
June 30, 2029	153,260
June 30, 2030	167,720
Total long-term debt	$ 770,326